Summary of Significant Accounting Policies - Subsidiaries in Consolidation (Table) (Details)	12 Months Ended
Dec. 31, 2018
Corporacion Navios S.A.
Entity Information
Country of Incorporation	Uruguay
Nature	Port-Facility Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Energias Renovables del Sur S.A.
Entity Information
Country of Incorporation	Uruguay
Nature	Land Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Nauticler S.A.
Entity Information
Country of Incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Compania Naviera Horamar S.A.
Entity Information
Country of Incorporation	Argentina
Nature	Vessel-Operating Management Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Compania de Transporte Fluvial International S.A.
Entity Information
Country of Incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Ponte Rio S.A.
Entity Information
Country of Incorporation	Uruguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
HS Tankers Inc.
Entity Information
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
HS Navigation Inc.
Entity Information
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
HS Shipping Ltd. Inc.
Entity Information
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
HS South Inc.
Entity Information
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Petrovia Internacional S.A.
Entity Information
Country of Incorporation	Uruguay
Nature	Land-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Mercopar S.A.
Entity Information
Country of Incorporation	Paraguay
Nature	Operating/Barge-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Petrolera San Antonio S.A.
Entity Information
Country of Incorporation	Paraguay
Nature	Port Facility-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Stability Oceanways S.A.
Entity Information
Country of Incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Hidronave South American Logistics S.A.
Entity Information
Country of Incorporation	Brazil
Nature	Pushboat-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Horamar do Brazil Navegacao Ltda
Entity Information
Country of Incorporation	Brazil
Nature	Non-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Navarra Shipping Corporation
Entity Information
Country of Incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Pelayo Shipping Corporation
Entity Information
Country of Incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Navios Logistics Finance (US) Inc.
Entity Information
Country of Incorporation	Delaware
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Varena Maritime Services S.A.
Entity Information
Country of Incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Honey Bunkering S.A.
Entity Information
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Naviera Alto Parana S.A.
Entity Information
Country of Incorporation	Paraguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Edolmix S.A.
Entity Information
Country of Incorporation	Uruguay
Nature	Port-Terminal Rights Owning Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Cartisur S.A.
Entity Information
Country of Incorporation	Uruguay
Nature	Non-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
NP Trading S.A.
Entity Information
Country of Incorporation	British Virgin Islands
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Ruswe International S.A.
Entity Information
Country of Incorporation	Uruguay
Nature	Barge-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Delta Naval Trade S.A.
Entity Information
Country of Incorporation	Panama
Nature	Non-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/32
2016	7/21-12/31
Terra Norte Group S.A.
Entity Information
Country of Incorporation	Paraguay
Nature	Non-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2018	1/1-12/31
2017	1/1-12/31
2016	1/1-12/31
Corporacion Navios Granos S.A.
Entity Information
Country of Incorporation	Uruguay	[1]
Nature	Port-Facility Owning Company	[1]
Percentage of Ownership	100.00%	[1]
Statement of operations
2018	11/30-12/31	[1]
Docas Fluvial do Porto Murtinho S.A.
Entity Information
Country of Incorporation	Brazil	[1]
Nature	Land Owning Company	[1]
Percentage of Ownership	95.00%	[1]
Statement of operations
2018	11/12-12/31	[1]

[1]	The companies were created during the year ended December 31, 2018.